Average Annual Total Returns (Vanguard Industrials Index Fund ETF)	Vanguard Industrials Index Fund Vanguard Industrials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Industrials Index Fund Vanguard Industrials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Industrials Index Fund Vanguard Industrials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Industrials Index Fund Vanguard Industrials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Industrials Vanguard Industrials Index Fund Vanguard Industrials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Industrials 25 50 Vanguard Industrials Index Fund Vanguard Industrials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Industrials 25 50 Vanguard Industrials Index Fund Vanguard Industrials Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.93%	41.57%	24.02%	41.91%	42.13%	42.13%	42.13%
Five Years	20.38%	20.08%	16.72%	20.36%	20.57%	none	20.57%
Since Inception	9.72%	9.46%	7.98%	9.72%	9.69%		9.69%